                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6362

                           Van Kampen Municipal Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/08

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

   PAR
 AMOUNT
  (000)    DESCRIPTION                             COUPON     MATURITY        VALUE
--------   ------------------------------------   -------   -----------   -------------
           MUNICIPAL BONDS 185.8%
           ALABAMA 2.9%
$  2,150   Bessemer, AL Governmental Util
              Svc Corp Wtr Supply Rev Rfdg,
              Ser A (AGL Insd) (a) ............     5.000%     06/01/39   $   2,167,555
   1,000   Birmingham Baptist Med Ctr AL
              Baptist Hlth Sys, Ser A .........     5.875      11/15/24         994,720
   3,695   Gadsden, AL Wts, Ser B
              (AMBAC Insd) (b) ................     5.250      08/01/21       3,869,958
   1,725   Huntsville-Redstone Vlg, AL Spl
              Care Fac Fin Auth Redstone Vlg
              Proj ............................     5.500      01/01/43       1,374,118
   4,000   Jefferson Cnty, AL Swr Rev Cap
              Impt Wts (FGIC Insd)
              (Prerefunded @ 8/01/12) .........     5.125      02/01/42       4,292,400
   2,255   Marshall Cnty, AL Hlthcare, Ser C ..     6.000      01/01/32       2,289,727
                                                                          -------------
                                                                             14,988,478
                                                                          -------------
           ALASKA 0.7%
   1,000   Matanuska-Susitna Boro, AK Ctf
              Partn Pub Safety Bldg Lease
              (FSA Insd) ......................     5.750      03/01/16       1,042,330
   3,870   Northern Tob Sec Corp AK Tob
              Settlement Rev Asset Bkd, Ser
              A ...............................     5.000      06/01/46       2,742,321
                                                                          -------------
                                                                              3,784,651
                                                                          -------------
           ARIZONA 2.6%
   1,425   Arizona Cap Fac Fin Corp Student
              Hsg Rev AZ St Univ Proj .........     6.250      09/01/32       1,425,499
   1,000   Arizona Hlth Fac Auth Hosp Sys
              Rev John C Lincoln Hlth
              Network (Prerefunded @
              12/01/12) .......................     6.375      12/01/37       1,138,140
   1,650   Glendale, AZ Indl Dev Auth Rfdg ....     5.000      12/01/35       1,409,892

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
           ARIZONA (CONTINUED)
$  2,000   Goodyear, AZ McDowell Rd Coml
              Corridor Impt Dist Impt (AMBAC
              Insd) ...........................     5.250%     01/01/32   $   1,999,900
   2,300   Pima Cnty, AZ Indl Dev Auth Wtr
              & Wastewtr Rev Global Wtr
              Resh LLC Proj (AMT) .............     6.550      12/01/37       2,050,128
   6,500   University of AZ Med Ctr Corp ......     5.000      07/01/35       5,683,860
                                                                          -------------
                                                                             13,707,419
                                                                          -------------
           ARKANSAS 0.4%
   2,310   Arkansas St Dev Fin Auth Rev St
              Agy Fac Donaghey Plaza Proj
              (FSA Insd) ......................     5.000      06/01/34       2,309,838
                                                                          -------------
           CALIFORNIA 25.6%
     650   Aliso Viejo, CA Cmnty Fac Dist
              Spl Tax No 2005-01 Glenwood
              at Aliso ........................     6.000      09/01/38         637,975
   4,000   Anaheim, CA Pub Fin Auth Lease
              Rev Cap Apprec Sub Pub Impt
              Proj, Ser C (FSA Insd) ..........         *      09/01/20       2,192,040
   2,100   Bay Area Govt Assn CA Rev Tax
              Alloc CA Redev Pool, Ser A
              (XLCA Insd) .....................     5.250      09/01/35       1,973,034
   5,000   Bay Area Toll Auth CA Toll Brdg Rev
              San Francisco Bay Area, Ser
              A-1 (AMBAC Insd) (c)(d) .........     6.500      04/01/45       5,000,000
   3,000   Bay Area Toll Auth CA Toll Brdg Rev
              San Francisco Bay Area, Ser
              B-1 (AMBAC Insd) (c)(d) .........     7.000      04/01/47       3,000,000
   3,000   Bay Area Toll Auth CA Toll Brdg Rev
              San Francisco Bay Area, Ser C
              (AMBAC Insd) (c)(d) .............     7.000      04/01/37       3,000,000

           CALIFORNIA (CONTINUED)
$  1,875   California Cnty, CA Tob Sec Agy
              Tob Asset Bkd Merced Cnty
              Rfdg, Ser A .....................     5.250%     06/01/45   $   1,419,787
     350   California Hlth Fac Fin Auth Rev
              Casa De Las, Ser A (MBIA-IBC
              Insd) (Prerefunded @
              8/01/08) (b) ....................     5.250      08/01/17         350,000
   3,000   California Hsg Fin Agy Rev Home
              Mtg, Ser G (AMT) (a) ............     4.950      08/01/23       2,816,912
   2,000   California Hsg Fin Agy Rev Home
              Mtg, Ser G (AMT) (a) ............     5.050      02/01/29       1,877,941
   6,000   California Hsg Fin Agy Rev Home
              Mtg, Ser I (AMT) (a) ............     4.800      08/01/36       5,556,760
   3,150   California Hsg Fin Agy Rev Home
              Mtg, Ser K (AMT) (a) ............     5.300      08/01/23       3,047,271
   3,700   California Hsg Fin Agy Rev Home
              Mtg, Ser K (AMT) (a) ............     5.450      08/01/28       3,579,335
   1,000   California Pollutn Ctl Fin Auth
              Solid Waste Disp Rev Waste
              Mgmt Inc Proj, Ser B (AMT) ......     5.000      07/01/27         814,530
     510   California St (AMBAC Insd) .........     5.125      10/01/27         510,194
     775   California St Dept Wtr Res Wtr
              Rev Cent Vy Proj, Ser AE (a) ....     5.000      12/01/24         802,739
     975   California St Dept Wtr Res Wtr
              Rev Cent Vy Proj, Ser AE (a) ....     5.000      12/01/25       1,009,897
     975   California St Dept Wtr Res Wtr
              Rev Cent Vy Proj, Ser AE (a) ....     5.000      12/01/26       1,009,897
     575   California St Dept Wtr Res Wtr
              Rev Cent Vy Proj, Ser AE (a) ....     5.000      12/01/27         595,580
     975   California St Dept Wtr Res Wtr
              Rev Cent Vy Proj, Ser AE (a) ....     5.000      12/01/28       1,009,897

           CALIFORNIA (CONTINUED)
$  1,995   California St Pub Wks Brd UCLA
              Replacement Hosp, Ser A (FSA
              Insd) ...........................     5.375%     10/01/20   $   2,112,944
   5,000   California St Univ Rev Sys Wide,
              Ser A (AMBAC Insd) ..............     5.000      11/01/23       5,066,450
   7,565   California St Veterans, Ser CD
              (AMT) (a) .......................     4.600      12/01/32       6,947,297
   2,650   California Statewide Cmnty Dev
              Auth Ctf Partn (Prerefunded @
              11/01/09) (Acquired 11/23/99,
              Cost $2,650,000) (e) ............     7.250      11/01/29       2,867,167
   1,000   California Statewide Cmnty Dev
              Auth Rev Daughters of Charity
              Hlth, Ser A .....................     5.250      07/01/30         926,370
   1,000   California Statewide Cmnty Dev
              Auth Rev Front Porch Cmnty &
              Svc, Ser A (f) ..................     5.125      04/01/37         861,410
   1,800   California Statewide Cmnty Dev
              Auth Rev Hlth Fac Adventist
              Hlth, Ser A .....................     5.000      03/01/30       1,711,008
   2,500   California Statewide Cmnty Dev
              Auth Rev Hlth Fac Adventist
              Hlth, Ser A .....................     5.000      03/01/35       2,321,400
   5,100   California Statewide Cmnty Dev
              Auth Rev Kaiser Permanente,
              Ser A (a) .......................     5.000      04/01/31       4,796,754
   3,805   California Statewide Cmnty Dev
              Auth Rev Sutter Hlth, Ser A .....     5.000      11/15/43       3,584,652
   3,500   Capistrano, CA Uni Sch Dist
              (FGIC Insd) .....................     5.000      09/01/29       3,299,660
     450   Daly City, CA Hsg Dev Fin Agy
              Mobile Home Pk Rev Third Tier
              Franciscan Rfdg, Ser C ..........     6.500      12/15/47         394,520

           CALIFORNIA (CONTINUED)
$ 27,810   Foothill/Eastern Corridor Agy CA
              Toll Rd Rev Cap Apprec Rfdg .....         *      01/15/33   $   5,608,999
  18,000   Foothill/Eastern Corridor Agy CA
              Toll Rd Rev Cap Apprec Rfdg
              (MBIA-IBC Insd) (b) .............         *      01/15/25       6,227,640
   6,000   Foothill/Eastern Corridor Agy CA
              Toll Rd Rev Cap Apprec Sr
              Lien, Ser A (g) .................         *      01/01/18       4,019,400
     225   Foothill/Eastern Corridor Agy CA
              Toll Rd Rev Cap Apprec Sr
              Lien, Ser A (Prerefunded @
              1/01/10) ........................     7.150%     01/01/13         245,518
   8,000   Golden St Tob Sec Corp CA Tob
              Settlement Rev Asset Bkd Sr,
              Ser A-1 .........................     5.750      06/01/47       6,570,400
   3,000   Golden St Tob Sec Corp CA Tob
              Settlement Rev Asset Bkd Sr,
              Ser A-1 (a) .....................     5.750      06/01/47       2,499,668
   5,000   Golden St Tob Sec Corp CA Tob
              Settlement Rev Enhanced, Ser
              A ...............................     5.000      06/01/45       4,442,100
   5,000   Golden St Tob Sec Corp CA Tob
              Settlement Rev Enhanced, Ser
              A (FGIC Insd) ...................     5.000      06/01/35       4,527,850
   1,000   Hesperia, CA Pub Fin Auth Rev
              Redev & Hsg Proj, Ser A (XLCA
              Insd) ...........................     5.000      09/01/37         883,080
   2,635   Imperial Irr Dist CA Ctf Partn Elec
              Sys Proj (FSA Insd) .............     5.250      11/01/23       2,720,084
     400   Morongo Band of Mission Indians
              CA Enterprise Rev Indians
              Enterprise Casino, Ser B (f) ....     5.500      03/01/18         390,188
   2,350   Quechan Indian Tribe Ft Yuma
              Indian Reservation CA & Govt
              Proj ............................     7.000      12/01/27       2,246,389

           CALIFORNIA (CONTINUED)
$  1,600   Rancho Mirage, CA Jt Pwr Fin
              Auth Rev Eisenhower Med Ctr,
              Ser A ...........................     5.000%     07/01/47   $   1,453,376
   1,375   San Bernadino, CA Jt Pwr Fin
              Auth Alloc Rev Cent City
              Merged Proj Rfdg, Ser A
              (AMBAC Insd) (b) ................     5.750      07/01/20       1,528,780
   1,000   San Joaquin Hills, CA Trans
              Corridor Agy Toll Rd Rev Cap
              Apprec Rfdg, Ser A (MBIA
              Insd) ...........................         *      01/15/27         328,130
   1,000   San Joaquin Hills, CA Trans
              Corridor Agy Toll Rd Rev Cap
              Apprec Rfdg, Ser A (MBIA
              Insd) ...........................         *      01/15/28         308,320
   1,000   Southern CA Pub Pwr Auth Nat
              Gas Proj Rev No 1, Ser A ........     5.250      11/01/22         990,030
   4,290   Tobacco Sec Auth Northn CA Tob
              Settlement Rev Asset Bkd, Ser
              A-1 .............................     5.375      06/01/38       3,372,927
   3,050   Tobacco Sec Auth Northn CA Tob
              Settlement Rev Asset Bkd, Ser
              A-1 .............................     5.500      06/01/45       2,408,463
   3,200   Tobacco Sec Auth Southn CA
              Tob Settlement Sr, Ser A-1 ......     5.000      06/01/37       2,376,704
   8,350   Tobacco Sec Auth Southn CA
              Tob Settlement Sr, Ser A-1 ......     5.125      06/01/46       6,175,326
                                                                          -------------
                                                                            134,416,793
                                                                          -------------
           COLORADO 5.0%
     425   Colorado Hlth Fac Auth Hlth &
              Residential Care Fac Volunteers
              of Amer Care, Ser A .............     5.300      07/01/37         345,466

           COLORADO (CONTINUED)
   4,500   Colorado Hlth Fac Auth Rev
              Adventist Hlth Sunbelt Rfdg, Ser
              D (a) ...........................     5.250%     11/15/27   $   4,372,155
   1,000   Colorado Hlth Fac Auth Rev
              Catholic Hlth Initiatives, Ser
              A (g) ...........................     5.500      03/01/32       1,052,650
   4,875   Colorado Hlth Fac Auth Rev
              Catholic Hlth, Ser C-5 (FSA
              Insd) (a) .......................     5.000      09/01/36       4,823,980
   2,250   Colorado Hlth Fac Auth Rev
              Covenant Retirement Cmnty
              Inc .............................     5.000      12/01/35       1,845,585
   1,000   Colorado Hlth Fac Auth Rev
              Evangelical Lutheran, Ser A .....     5.250      06/01/34         914,280
   3,700   Colorado Hlth Fac Auth Rev Hlth
              Fac Evangelical Lutheran ........     5.000      06/01/35       3,249,377
   2,000   Colorado Hlth Fac Auth Rev
              Hosp North CO Med Ctr
              (MBIA Insd) (c)(d) ..............     7.850      05/15/20       2,000,000
   1,125   Colorado Hlth Fac Auth Rev Hosp
              Portercare Adventist Hlth
              (Prerefunded @ 11/15/11) ........     6.500      11/15/31       1,264,556
   1,000   Colorado Hlth Fac Auth Rev
              Poudre Vly CO Hlth Fac Auth
              Hosp, Ser A (FSA Insd) ..........     5.200      03/01/31       1,010,690
     100   Jefferson Cnty, CO Residential
              Mtg Rev (b)(g) ..................     9.000      09/01/12         121,967
     265   Jefferson Cnty, CO Residential
              Mtg Rev (b)(g) ..................    11.500      09/01/08         267,056
     300   Jefferson Cnty, CO Residential
              Mtg Rev (b)(g) ..................    11.500      09/01/09         330,387
     340   Jefferson Cnty, CO Residential
              Mtg Rev (b)(g) ..................    11.500      09/01/10         401,169

           COLORADO (CONTINUED)
$    220   Jefferson Cnty, CO Residential
              Mtg Rev (b)(g) ..................    11.500%     09/01/11   $     274,424
   1,000   Montezuma Cnty, CO Hosp Dist
              Hlth Fac Enterprise Hosp Rfdg ...     5.900      10/01/37         865,520
   3,085   Platte Riv Pwr Auth CO Pwr Rev,
              Ser EE ..........................     5.375      06/01/16       3,314,493
                                                                          -------------
                                                                             26,453,755
                                                                          -------------
           CONNECTICUT 3.2%
     800   Connecticut St Dev Auth Solid
              Waste Disp Fac Rev Pwr LLC
              Proj, Ser A (AMT) ...............     5.750      11/01/37         760,360
   4,225   Connecticut St Hsg Fin Auth Hsg
              Mtg Fin Pg Sub, Ser B-2
              (AMT) ...........................     5.100      05/15/38       3,687,157
   2,840   Connecticut St Spl Oblig Pkg Rev
              Bradley Intl Arpt, Ser A (ACA
              Insd) (AMT) .....................     6.600      07/01/24       2,670,935
     600   Mashantucket Western Pequot
              Tribe CT 2006 Sub Spl Rev Bd,
              Ser A (f) .......................     5.500      09/01/36         505,746
   6,500   Mashantucket Western Pequot
              Tribe CT Spl Rev, Ser B (f) .....     5.750      09/01/18       6,191,510
   3,500   Mashantucket Western Pequot
              Tribe CT Spl Rev, Ser B (f) .....     5.750      09/01/27       3,111,885
                                                                          -------------
                                                                             16,927,593
                                                                          -------------
           DISTRICT OF COLUMBIA 2.7%
   1,000   District Columbia Hosp Rev
              Medlantic Hlthcare Group A
              Rfdg (MBIA Insd) (g) ............     5.875      08/15/19       1,001,500
   2,000   District Columbia Rev Univ
              George Washington Univ, Ser B
              (MBIA Insd) (c)(d) ..............     6.970      09/15/29       2,000,000
   4,000   District Columbia Wtr & Swr Auth
              Pub Util Rev Sub Lien (FSA
              Insd) (a) .......................     5.500      10/01/41       4,157,280

           DISTRICT OF COLUMBIA (CONTINUED)
$    775   District Columbia Wtr & Swr Auth
              Pub Util Rev Sub Lien Rfdg, Ser
              A (AGL Insd) (a) ................     5.000%     10/01/29   $     773,871
   1,575   District Columbia Wtr & Swr Auth
              Pub Util Rev Sub Lien Rfdg, Ser
              A (AGL Insd) (a) ................     5.000      10/01/34       1,572,707
   5,000   Metropolitan Washington DC Arpt
              Auth Sys, Ser A (FGIC Insd)
              (AMT) ...........................     5.125      10/01/26       4,750,150
                                                                          -------------
                                                                             14,255,508
                                                                          -------------
           FLORIDA 15.9%
   1,000   Alachua Cnty, FL Indl Dev Rev
              North FL Retirement Vlg .........     5.250      11/15/17         931,570
   1,000   Alachua Cnty, FL Indl Dev Rev
              North FL Retirement Vlg .........     5.875      11/15/36         870,910
     375   Beacon Lakes, FL Cmnty Dev FL
              Spl Assmt, Ser A ................     6.000      05/01/38         313,492
     250   Beacon Lakes, FL Cmnty Dev FL
              Spl Assmt Sub, Ser B ............     6.200      05/01/38         209,070
   3,800   Brevard Cnty, FL Hlth Fac Auth
              Hlthcare Fac Rev Hlth First Inc
              Proj ............................     5.000      04/01/34       3,457,582
   1,350   Brevard Cnty, FL Hlth Fac Auth
              Residential Care Fac Rev Buena
              Vida Estates Inc ................     6.750      01/01/37       1,294,879
   3,380   Brevard Cnty, FL Hlth Fac Hlth
              First Inc Proj (MBIA Insd) ......     5.125      04/01/31       3,319,735
     400   Capital Tr Agy FL Rev Ft
              Lauderdale Proj (AMT) ...........     5.750      01/01/32         342,480
     460   Escambia Cnty, FL Hlth Fac Auth
              Rev (AMBAC Insd) ................     5.950      07/01/20         486,602
   5,000   Florida St Dept Trans Tpk Rev,
              Ser A (a) .......................     5.000      07/01/29       5,052,200

           FLORIDA (CONTINUED)
$  5,775   Fort Lauderdale, FL Wtr & Swr
              Rev (a) .........................     5.000%     09/01/32   $   5,834,910
   1,895   Gulf Breeze, FL Rev Loc Govt
              (FGIC Insd) (b) .................     5.625      12/01/20       1,955,867
   5,000   Highlands Cnty, FL Hlth Fac Auth
              Rev ARS Hosp Adventist Hlth,
              Ser F (FSA Insd) (c)(d) .........     3.090      11/15/35       5,000,000
   1,000   Highlands Cnty, FL Hlth Fac Auth
              Rev Hosp Adventist Hlth, Ser D
              (Prerefunded @ 11/15/13) ........     5.375      11/15/35       1,090,520
     865   Highlands, FL Cmnty Dev Dist Spl
              Assmt ...........................     5.550      05/01/36         668,731
     975   Hillsborough Cnty, FL Aviation
              Auth Rev, Ser A (AGL Insd)
              (AMT) (a) .......................     5.375      10/01/33         978,392
   2,175   Hillsborough Cnty, FL Aviation
              Auth Rev, Ser A (AGL Insd)
              (AMT) (a) .......................     5.500      10/01/38       2,182,567
   2,310   Hillsborough Cnty, FL Indl Dev
              Auth Indl Dev Rev Hlth Fac Proj
              Univ Cmnty Hosp, Ser A
              (Prerefunded @ 8/15/09) .........     5.500      08/15/14       2,419,794
     800   Hillsborough Cnty, FL Indl Dev
              Auth Pollutn Ctl Rev
              Hillsborough Cnty Ida Rfdg
              (AMBAC Insd) ....................     5.000      12/01/34         808,480
     800   Hillsborough Cnty, FL Indl Dev
              Auth Pollutn Ctl Rev Tampa
              Elec, Ser B .....................     5.150      09/01/25         811,920
   3,000   Hillsborough Cnty, FL Solid
              Waste & Res Recovery Rev,
              Ser A (BHAC Insd) (AMT) .........     4.500      09/01/34       2,542,860

           FLORIDA (CONTINUED)
$  5,000   Lakeland, FL Hosp Sys Rev
              Lakeland Regl Hlth Sys
              Rfdg (a) ........................     5.000%     11/15/26   $   4,752,350
   5,000   Lakeland, FL Hosp Sys Rev
              Lakeland Regl Hlth Sys
              Rfdg (a) ........................     5.000      11/15/32       4,597,825
     675   Main Str Cmnty Dev Dist FL Cap
              Impt Rev, Ser A  ................     6.800      05/01/38         633,758
     425   Main Str Cmnty Dev Dist FL Cap
              Impt Rev, Ser B  ................     6.900      05/01/17         415,017
   1,515   Miami Beach, FL Stormwtr Rev
              (FGIC Insd)  ....................     5.250      09/01/25       1,513,227
   2,000   Miami-Dade Cnty, FL Aviation Rev
              Miami Intl Arpt (FGIC Insd)
              (AMT)  ..........................     5.375      10/01/25       1,909,240
   2,700   Miami-Dade Cnty, FL Aviation Rev
              Miami Intl Arpt (FGIC Insd)
              (AMT)  ..........................     5.375      10/01/32       2,605,986
   5,000   Miami-Dade Cnty, FL Aviation, Ser
              A (FSA Insd) (AMT)  .............     5.125      10/01/35       4,630,750
     645   Midtown Miami, FL Cmnty Dev FL
              Spl Assmt Rev, Ser A  ...........     6.000      05/01/24         590,556
     700   Orange Cnty, FL Hlth Fac Auth
              Rev First Mtg Orlando Lutheran
              Tower  ..........................     5.500      07/01/32         585,606
     930   Orange Cnty, FL Hlth Fac Auth
              Rev Hlthcare Orlando Lutheran
              Rfdg  ...........................     5.375      07/01/20         835,177
   4,300   Orange Cnty, FL Tourist Dev Tax
              Rev (AMBAC Insd)
              (Prerefunded @ 10/01/09)  .......     5.500      10/01/31       4,483,524
     570   Overoaks, FL Cmnty Dev Dist
              Cap Impt Rev, Ser A  ............     6.125      05/01/35         479,142

            FLORIDA (CONTINUED)
$  1,100    Palm Beach Cnty, FL Hlth Fac
              Auth Rev Wtrford Proj  ..........     5.875%     11/15/37   $   1,015,740
   1,400   Port Saint Lucie, FL Spl Assmt
              Rev Southwest Annexation Dist,
              Ser 1-B (MBIA Insd)  ............     5.000      07/01/33       1,374,506
   3,250   Putnam Cnty, FL Dev Auth Pollutn
              Ctl Rev Rfdg Seminole Proj, Ser
              A (AMBAC Insd)  .................     5.350      03/15/42       3,222,473
     595   Reunion East Cmnty Dev Dist FL
              Spl Assmt  ......................     5.800      05/01/36         486,674
     400   Seminole Tribe, FL Spl Oblig Rev,
              Ser A (f) .......................     5.250      10/01/27         357,568
     500   Seminole Tribe, FL Spl Oblig Rev,
              Ser A (f) .......................     5.750      10/01/22         483,785
     925   Seven Oaks, FL Cmnty Dev Dist II
              Spl Assmt Rev, Ser A  ...........     5.875      05/01/35         758,333
   1,900   South Vlg Cmnty Dev Dist FL Cap
              Impt Rev, Ser A  ................     5.700      05/01/35       1,617,052
     800   Sterling Hill Cmnty Dev Dist FL
              Cap Impt Rev, Ser A  ............     6.200      05/01/35         801,624
   1,060   Tallahassee, FL Lease Rev FL St
              Univ Proj, Ser A (MBIA
              Insd) (b) .......................     5.500      08/01/18       1,112,703
     200   Tolomato Cmnty, FL Dev Dist Spl
              Assmt  ..........................     6.550      05/01/27         199,226
   2,075   Tolomato Cmnty, FL Dev Dist Spl
              Assmt  ..........................     6.650      05/01/40       2,065,206
   1,000   Volusia Cnty, FL Ed Fac Auth Rev
              Ed Fac Embry Riddle Aero, Ser
              A  ..............................     5.750      10/15/29         982,480
     500   World Comm Cmnty Dev Dist FL
              Spl Assmt  ................. ....     5.500      05/01/38         392,005
                                                                          -------------
                                                                             83,474,094
                                                                          -------------

           GEORGIA 1.9%
$  2,000   Atlanta, GA Arpt Passenger Fac
              Charge Rev Gen Sub Lien, Ser
              C (FSA Insd) ....................     5.000%     01/01/33   $   2,001,940
   3,500   Atlanta, GA Arpt Passenger Fac
              Charge Rev Gen Sub Lien, Ser
              C (FSA Insd) (a) ................     5.000      01/01/33       3,501,855
   1,000   Augusta, GA Gen Arpt Rev
              Passenger, Ser B (AMT) ..........     5.350      01/01/28         841,120
   1,500   Putnam Cnty, GA Dev Auth
              Pollutn Ctl Rev GA Pwr Co .......     5.100      06/01/23       1,479,945
   2,000   Royston, GA Hosp Auth Hosp
              Rev Ctf Hlthcare Sys Inc Rfdg ...     6.500      07/01/27       1,964,660
                                                                          -------------
                                                                              9,789,520
                                                                          -------------
           IDAHO 0.2%
     895   Idaho Hlth Fac Auth Rev Vly Vista
              Care Corp Rfdg ..................     6.125      11/15/27         822,595
                                                                          -------------
           ILLINOIS 17.6%
   1,000   Bartlett, IL Tax Increment Rev
              Quarry Redev Proj Rfdg ..........     5.600      01/01/23         946,480
   2,000   Bolingbrook, IL Sales Tax Rev
              Bolingbrook .....................     6.250      01/01/24       1,942,540
   7,775   Chicago, IL Brd Ed Rfdg, Ser C
              (FSA Insd) (a) ..................     5.000      12/01/27       7,963,821
     750   Chicago, IL Increment Alloc Rev
              Diversey Narragansett Proj ......     7.460      02/15/26         759,885
   4,000   Chicago, IL Neighborhoods Alive
              21 Pgm, Ser A (FGIC Insd)
              (Prerefunded @ 7/01/10) .........     5.750      01/01/40       4,295,880
   5,000   Chicago, IL O'Hare Intl Arpt Rev
              Gen Arpt Third Lien Rfdg, Ser A
              (MBIA Insd) (AMT) ...............     5.375      01/01/32       4,744,700

           ILLINOIS (CONTINUED)
$  3,500   Chicago, IL O'Hare Intl Arpt Rev
              Gen Arpt Third Lien Rfdg, Ser
              C-2 (FSA Insd) (AMT) ............     5.250%     01/01/30   $   3,331,335
   3,500   Chicago, IL O'Hare Intl Arpt Rev
              Gen Arpt Third Lien, Ser A
              (AGC Insd) (a) ..................     5.250      01/01/24       3,601,570
  11,500   Chicago, IL O'Hare Intl Arpt Rev
              Gen Arpt Third Lien, Ser A
              (AGC Insd) (a) ..................     5.250      01/01/25      11,790,433
   4,000   Chicago, IL O'Hare Intl Arpt Rev,
              Ser A (FSA Insd) (a) ............     5.000      01/01/33       3,938,900
     485   Chicago, IL Pk Dist, Ser C (FGIC
              Insd) ...........................     5.500      01/01/19         509,391
     465   Chicago, IL Proj Rfdg, Ser C
              (FGIC Insd) .....................     5.500      01/01/40         471,217
   1,000   Chicago, IL, Ser A (AGL Insd) (a) ..     5.250      01/01/24       1,044,910
   3,100   Chicago, IL, Ser A (AGL Insd) ......     5.250      01/01/25       3,230,789
   1,000   Chicago, IL, Ser A (AGL Insd) (a) ..     5.250      01/01/25       1,044,910
      80   Cook Cnty, IL Sch Dist No 107 (g) ..     7.000      12/01/10          88,430
     545   Cook Cnty, IL Sch Dist No 107 ......     7.000      12/01/10         598,726
     200   Cook Cnty, IL Sch Dist No
              107 (b)(g) ......................     7.150      12/01/08         203,586
     310   Cook Cnty, IL Sch Dist No 107 (b) ..     7.150      12/01/08         315,217
     120   Cook Cnty, IL Sch Dist No
              107 (b)(g) ......................     7.200      12/01/09         128,340
     455   Cook Cnty, IL Sch Dist No 107 (b) ..     7.200      12/01/09         484,730
     983   Cortland, IL Spl Tax Rev Sheaffer
              Sys Proj (Acquired 5/02/06,
              Cost $973,170) (e) ..............     5.500      03/01/17         921,562
   1,000   Deerfield, IL Ed Fac Chicagoland
              Jewish High Sch Proj  ...........     6.000      05/01/41         936,910
   1,000   Gilberts, IL Spl Svc Area No 19
              Spl Tax The Conservancy Proj,
              Ser 1 ...........................     5.375      03/01/16         750,890

           ILLINOIS (CONTINUED)
$  4,500   Hoffman Estates, IL (a).............     5.000%     12/01/38   $   4,489,380
   2,725   Illinois Dev Fin Auth Rev Cmnty
              Rehab Providers Fac, Ser A ......     7.375      07/01/25       2,857,844
   1,565   Illinois Ed Fac Auth Rev DePaul
              Univ (AMBAC Insd)
              (Prerefunded @ 10/01/10) ........     5.625      10/01/15       1,687,993
     350   Illinois Fin Auth Rev Christian
              Homes Inc Rfdg, Ser A ...........     5.750      05/15/31         299,253
   1,000   Illinois Fin Auth Rev IL Fin Auth
              Roosevelt Univ ..................     5.500      04/01/37         944,920
   1,500   Illinois Fin Auth Rev IL Inst of
              Technology, Ser A ...............     5.000      04/01/31       1,388,760
   2,915   Illinois Fin Auth Rev Kewanee
              Hosp Proj .......................     5.100      08/15/31       2,301,159
   1,000   Illinois Fin Auth Rev Landing at
              Plymouth Pl Proj, Ser A  ........     6.000      05/15/25         927,580
   1,350   Illinois Fin Auth Rev Landing at
              Plymouth Pl Proj, Ser A .........     6.000      05/15/37       1,181,331
   2,500   Illinois Fin Auth Rev Northwestern
              Mem Hosp, Ser A (Prerefunded
              @ 8/15/14) ......................     5.500      08/15/43       2,780,800
   3,500   Illinois Fin Auth Rev Osf Hlthcare
              Sys, Ser A ......................     5.750      11/15/37       3,494,715
   2,500   Illinois Fin Auth Rev Sherman Hlth
              Sys 2007, Ser A .................     5.500      08/01/37       2,313,075
   1,360   Illinois Hlth Fac Auth Rev
              Evangelical Hosp Rfdg, Ser C
              (FSA Insd) (b) ..................     6.750      04/15/12       1,486,194
   3,000   Illinois St, Ser 1 (FSA Insd) ......     5.250      12/01/21       3,161,940
     250   Lake Cnty, IL Cmnty Unit Sch Dist
              No 116 Round Lake (Radian
              Insd) (g) .......................     7.600      02/01/14         302,910

           ILLINOIS (CONTINUED)
$  2,675   Metropolitan Pier & Expo Auth IL
              Dedicated St Tax Rev
              McCormick Pl Expn, Ser A
              (MBIA Insd) .....................     5.250%     06/15/42   $   2,703,221
     166   Pingree Grove Vlg, IL Spl Svc
              Area No 1 Spl Tax Cambridge
              Lakes Proj, Ser 05 ..............     5.250      03/01/15         159,868
   1,000   University IL Univ Rev Auxiliary
              Fac Sys (MBIA Insd) .............     4.500      04/01/36         904,500
     848   Volo Vlg, IL Spl Svc Area No 3 Spl
              Tax Symphony Meadows Proj,
              Ser 1 ...........................     6.000      03/01/36         744,493
     675   Will Cnty, IL Cmnty Sch Dist No
              161 Summit Hill Cap Apprec
              (FGIC Insd) (b)(g) ..............         *      01/01/16         501,370
   1,335   Will Cnty, IL Cmnty Sch Dist No
              161 Summit Hill Cap Apprec
              (FGIC Insd) (b) .................         *      01/01/16         934,326
     425   Will Cnty, IL Cmnty Sch Dist No
              161 Summit Hill Cap Apprec
              (FGIC Insd) (b)(g) ..............         *      01/01/19         267,070
     990   Will Cnty, IL Cmnty Sch Dist No
              161 Summit Hill Cap Apprec
              (FGIC Insd) (b) .................         *      01/01/19         575,269
     525   Will-Kankakee Regl Dev Auth IL
              Multi-Family Hsg Rev Sr Estates
              Supportive Living (AMT) .........     7.000      12/01/42         498,577
     991   Yorkville, IL Utd City Spl Svc Area
              Spl Tax No 2004-107 Raintree
              Vlg IL Proj .....................     6.250      03/01/35         912,394

           ILLINOIS (CONTINUED)
$    980   Yorkville, IL Utd City Spl Svc Area
              Tax No 2005-108 Autumn Creek
              IL Proj .........................     6.000%     03/01/36   $     826,013
                                                                          -------------
                                                                             92,690,107
                                                                          -------------
           INDIANA 4.1%
   1,000   Allen Cnty, IN Juvenile Just Ctr
              First Mtg (AMBAC Insd) ..........     5.500      01/01/18       1,059,280
   1,000   Indiana Hlth & Ed Fac Fin Auth
              Hosp Rev Cmnty Fndtn
              Northwest IN ....................     5.500      03/01/37         869,650
   5,600   Indiana Hlth & Ed Fac Fin Auth
              Rev Ascension Hlth Sr Cr
              B-6 (a) .........................     5.000      11/15/36       5,402,516
   4,565   Indiana St Hsg & Cmnty Dev Auth
              Single Family Mtg Rev Mtg, Ser
              D-1 (GNMA Collateralized)
              (AMT) (a) .......................     4.625      07/01/38       4,296,611
   1,500   Petersburg, IN Pollutn Ctl Rev IN
              Pwr & Lt (AMT) ..................     5.950      12/01/29       1,421,055
     470   Saint Joseph Cnty, IN Econ Dev
              Rev, Ser A ......................     6.000      05/15/38         410,131
   7,500   Saint Joseph Cnty, IN Hosp Auth
              Hlth Sys Rev Rfdg Mem
              Hlth Sys (AMBAC Insd) (c)(d) ....     7.000      08/15/33       7,500,000
     500   Vigo Cnty, IN Hosp Auth Rev Un
              Hosp Inc (f) ....................     5.750      09/01/42         428,630
                                                                          -------------
                                                                             21,387,873
                                                                          -------------
           IOWA 1.3%
     600   Jefferson Cnty, IA Hosp Rev
              Jefferson Cnty Hosp Proj, Ser
              C ...............................     5.950      08/01/37         560,496

           IOWA (CONTINUED)
$  1,300   Pottawattamie Cnty, IA Rev
              Christian Homes Inc Rfdg, Ser
              E ...............................     5.750%     05/15/26   $   1,133,457
     325   Sibley, IA Hlthcare Fac Rev
              Osceola Cmnty Hosp Proj .........     6.000      12/01/37         289,666
   2,250   Tobacco Settlement Auth IA Tob
              Settlement Rev Asset Bkd, Ser
              C ...............................     5.375      06/01/38       1,748,587
   1,800   Tobacco Settlement Auth IA Tob
              Settlement Rev Asset Bkd, Ser
              C ...............................     5.500      06/01/42       1,400,688
   2,250   Tobacco Settlement Auth IA Tob
              Settlement Rev Asset Bkd, Ser
              C ...............................     5.625      06/01/46       1,774,800
                                                                          -------------
                                                                              6,907,694
                                                                          -------------
           KANSAS 1.0%
   1,400   Burlington, KS Environmental Impt
              Rev KC Rfdg Pwr LT, Ser B
              (XLCA Insd) .....................     5.000      12/01/23       1,425,774
      70   Cowley Cnty, KS Uni Sch Dist No
              465 Winfield Impt & Rfdg (MBIA
              Insd) (b) .......................     5.250      10/01/22          72,938
   2,000   Manhattan, KS Hlthcare Fac Rev
              Meadowlark Hills Retirement,
              Ser A ...........................     5.000      05/15/24       1,686,260
   1,200   Manhattan, KS Hlthcare Fac Rev
              Meadowlark Hills Retirement,
              Ser A ...........................     5.000      05/15/36         929,928
     375   Manhattan, KS Hlthcare Fac Rev
              Meadowlark Hills Retirement,
              Ser B ...........................     5.125      05/15/37         294,499

           KANSAS (CONTINUED)
$    700   Olathe, KS Sr Living Fac Rev
              Catholic Care Campus Inc, Ser
              A ...............................     6.000%     11/15/38   $     626,381
     400   Overland Pk, KS Dev Corp Rev
              First Tier Overland Pk, Ser A
              (Prerefunded @ 1/01/11) .........     7.375      01/01/32         446,660
                                                                          -------------
                                                                              5,482,440
                                                                          -------------
           KENTUCKY 1.0%
   5,975   Louisville & Jefferson Cnty, KY
              Metro Govt Hlth Sys Rev Norton
              Hlthcare Inc (a) ................     5.250      10/01/36       5,384,141
                                                                          -------------
           LOUISIANA 4.9%
     550   Colonial Pinnacle Cmnty Dev Dist
              Dev .............................     6.750      05/01/23         538,780
     997   Lakeshore Vlg Master Cmnty Dev
              Dist LA Spl Assmt ...............     5.250      07/01/17         892,165
   1,460   Louisiana Hsg Fin Agy Rev Azalea
              Estates Rfdg, Ser A (GNMA
              Collateralized) (AMT) ...........     5.375      10/20/39       1,327,987
   1,675   Louisiana Loc Govt Environmental
              Fac Pkg Fac Corp Garage Proj,
              Ser A (AMBAC Insd) (b) ..........     5.200      10/01/19       1,745,517
   8,000   Louisiana Pub Fac Auth Rev Christus
              Hlth Sub, Ser C-2 (AMBAC
              Insd) (c)(d) ....................     6.500      07/01/41       8,000,000
   5,000   Louisiana St Gas & Fuels Tax
              Rev, Ser A (FSA Insd) (a) .......     5.000      05/01/36       4,987,950
   6,429   Louisiana St Univ & Agric &
              Mechanical College Univ Rev
              Master Agreement (Acquired
              11/30/98, Cost $6,429,000) (e) ..     5.750      10/30/18       6,270,954

           LOUISIANA (CONTINUED)
$  2,000   Rapides Fin Auth LA Rev Cleco
              Pwr Proj (AMT) ..................     5.250%     11/01/37   $   1,981,080
                                                                          -------------
                                                                             25,744,433
                                                                          -------------
           MARYLAND 1.4%
     750   Gaithersburg, MD Econ Dev Rev
              Asbury MD Oblig Group A .........     5.125      01/01/36         655,860
   1,300   Maryland St Cmnty Dev Admin
              Dept Hsg & Cmnty Dev, Ser H
              (AMT) ...........................     5.100      09/01/37       1,144,715
   1,000   Maryland St Econ Dev Corp Rev
              Sr Lien Chesapeake Bay Rfdg,
              Ser A ...........................     5.000      12/01/31         746,210
     500   Maryland St Hlth & Higher Ed Fac
              Auth Rev King Farm
              Presbyterian Cmnty, Ser A .......     5.250      01/01/27         419,260
   2,000   Maryland St Hlth & Higher Ed Fac
              Auth Rev Mercy Med Ctr, Ser
              A ...............................     5.500      07/01/42       1,848,340
   1,700   Maryland St Trans Auth Arpt
              Baltimore/WA Intl Arpt, Ser B
              (AMBAC Insd) (AMT) ..............     5.125      03/01/24       1,620,950
     950   Prince Georges Cnty, MD Spl
              Oblig Natl Harbor Proj ..........     5.200      07/01/34         807,158
                                                                          -------------
                                                                              7,242,493
                                                                          -------------
           MASSACHUSETTS 3.8%
   2,765   Massachusetts St Dev Fin Agy
              Proj, Ser R-2 (MBIA Insd) .......     5.125      02/01/34       2,773,323
     670   Massachusetts St Dev Fin Agy
              Rev Boston Architectural Ctr
              (ACA Insd) ......................     6.100      09/01/18         672,646
   1,000   Massachusetts St Dev Fin Agy
              Rev Boston Architectural Ctr
              (ACA Insd) ......................     6.250      09/01/28         983,660

           MASSACHUSETTS (CONTINUED)
$    500   Massachusetts St Dev Fin Agy
              Rev Linden Ponds Inc Fac, Ser
              A ...............................     5.750%     11/15/35   $     432,150
     500   Massachusetts St Dev Fin Agy
              Rev Linden Ponds Inc Fac, Ser
              A ...............................     5.750      11/15/42         425,605
     500   Massachusetts St Hlth & Ed Fac
              Auth Rev Bal Structured Ylg
              (MBIA Insd) .....................     5.000      07/01/13         500,885
      35   Massachusetts St Hlth & Ed Fac
              Auth Rev Partn Hlthcare Sys,
              Ser C ...........................     5.750      07/01/32          35,567
     965   Massachusetts St Hlth & Ed Fac
              Auth Rev Partn Hlthcare Sys,
              Ser C (Prerefunded @
              7/01/11) ........................     5.750      07/01/32       1,055,778
   4,850   Massachusetts St Hlth & Ed Fac
              Auth Rev Univ MA Mem Issue,
              Ser D ...........................     5.000      07/01/33       4,198,645
   1,000   Massachusetts St Hsg Fin Agy
              Hsg, Ser A (AMT) ................     5.100      12/01/27         921,590
   5,500   Massachusetts St Sch Bldg Auth
              Dedicated Sales Tax Rev, Ser
              A (a) ...........................     4.500      08/15/35       5,343,987
   2,650   Massachusetts St Sch Bldg Auth
              Sales Tax Rev, Ser A (FSA
              Insd) (a) .......................     5.000      08/15/30       2,675,084
                                                                          -------------
                                                                             20,018,920
                                                                          -------------
           MICHIGAN 3.1%
   3,860   Detroit, MI, Ser A (XLCA Insd)
              (b) .............................     5.250      04/01/21       3,773,536
   1,000   Kent Hosp Fin Auth MI Rev Metro
              Hosp Proj, Ser A ................     5.250      07/01/30         846,720

           MICHIGAN (CONTINUED)
$  1,000   Kent Hosp Fin Auth MI Rev Metro
              Hosp Proj, Ser A ................     6.000%     07/01/35   $     924,860
     875   Kent Hosp Fin Auth MI Rev
              Spectrum Hlth, Ser A ............     5.250      01/15/47         912,730
     400   Kent Hosp Fin Auth MI Rev
              Spectrum Hlth, Ser A ............     5.500      01/15/47         420,744
   1,450   Michigan St Hosp Fin Auth Rev
              Chelsea Cmnty Hosp Oblig ........     5.000      05/15/37       1,190,928
     155   Michigan St Hsg Dev Rental Hsg
              Rev, Ser A (MBIA Insd) (AMT) ....     5.300      10/01/37         139,150
   1,500   Michigan St Strategic Fd Detroit
              Edison Co Proj Rfdg, Ser C
              (XLCA Insd) (AMT) ...............     5.450      12/15/32       1,352,805
   8,230   Michigan Tob Settlement Fin Auth
              Tob Settlement Asset Sr, Ser
              A ...............................     6.000      06/01/48       6,874,931
                                                                          -------------
                                                                             16,436,404
                                                                          -------------
           MINNESOTA 2.9%
     475   Chisago, MN Hlthcare Fac Rev
              CDL Homes LLC Proj ..............     6.000      08/01/42         439,874
   1,260   Glencoe, MN Hlthcare Fac Rev
              Glencoe Regl Hlth Svc Proj ......     5.000      04/01/31       1,096,452
   1,000   Inver Grove Heights, MN
              Presbyterian Homes Care Rfdg ....     5.500      10/01/41         918,260
   5,000   Minneapolis, MN Hlthcare Sys
              Rev Fairview Hlth Svc Rfdg, Ser
              A (AMBAC Insd) (c)(d) ...........     7.000      11/15/32       5,000,000
   4,250   Minneapolis, MN Hlthcare Sys
              Rev Fairview Hlth Svc Rfdg, Ser
              C (MBIA Insd) (c)(d) ............     9.750      11/15/26       4,250,000
     200   North Oaks, MN Sr Hsg Rev
              Presbyterian Homes North
              Oaks ............................     6.000      10/01/27         190,264

           MINNESOTA (CONTINUED)
$    575   North Oaks, MN Sr Hsg Rev
              Presbyterian Homes North
              Oaks ............................     6.000%     10/01/33   $     533,859
     175   North Oaks, MN Sr Hsg Rev
              Presbyterian Homes North
              Oaks ............................     6.125      10/01/39         163,439
   1,850   Saint Paul, MN Hsg & Redev Auth
              Hlthcare Fac Rev Hlth Partners
              Oblig Grp Proj ..................     5.250      05/15/36       1,636,085
     950   Saint Paul, MN Hsg & Redev Auth
              Hosp Rev Hlth East Proj .........     6.000      11/15/35         937,963
                                                                          -------------
                                                                             15,166,196
                                                                          -------------
           MISSOURI 3.6%
     160   Cape Girardeau Cnty, MO Indl
              Dev Auth Hlthcare Fac Rev
              Southeast MO Hosp Assoc .........     5.625      06/01/27         153,443
   1,000   Carthage, MO Hosp Rev ..............     5.875      04/01/30         863,430
   2,250   Carthage, MO Hosp Rev ..............     6.000      04/01/38       1,914,705
   1,300   Cass Cnty, MO Hosp Rev .............     5.625      05/01/38       1,185,808
   1,400   Ellisville, MO Indl Dev Auth Rev
              Gambrill Gardens Proj Impt &
              Rfdg ............................     6.100      06/01/20       1,330,966
   1,000   Ellisville, MO Indl Dev Auth Rev
              Gambrill Gardens Proj Impt &
              Rfdg ............................     6.200      06/01/29         936,410
     385   Fenton, MO Tax Increment Rev &
              Impt Gravois Bluffs Proj Rfdg
              (Prerefunded @ 10/01/11) ........     7.000      10/01/21         435,612
   1,000   Joplin, MO Indl Dev Auth Indl Rev
              Christian Homes Inc Rfdg, Ser
              F ...............................     5.750      05/15/31         849,010
   1,000   Kearney, MO (AMBAC Insd) ...........     5.500      03/01/16       1,064,850

           MISSOURI (CONTINUED)
$    900   Maryland Heights, MO Tax
              Increment Rev South Heights
              Redev Proj Rfdg, Ser A ..........     5.500%     09/01/18   $     871,227
   1,200   Missouri St Hlth & Ed Fac Auth
              Rev Sr Living Fac Lutheran
              Rfdg, Ser B .....................     5.125      02/01/27       1,097,400
   1,000   Saint Charles, MO Ctf Partn, Ser
              B ...............................     5.500      05/01/18       1,040,530
     675   Saint Louis Cnty, MO Indl Dev
              Auth Sr Living Fac Rev Saint
              Andrews Res For Srs, Ser A ......     6.375      12/01/30         627,257
   1,500   Saint Louis Cnty, MO Indl Dev
              Auth Sr Living Fac Rev Saint
              Andrews Res for Srs, Ser A ......     6.375      12/01/41       1,369,575
     625   Saint Louis, MO Indl Dev Auth
              Tax Increment & Cmnty Impt
              Dist Loughborough Com Rfdg ......     5.750      11/01/27         583,275
     515   Springfield, MO Pub Bldg Corp
              Leasehold Rev Springfield
              Branson Arpt, Ser B (AMBAC
              Insd) (AMT) .....................     4.550      07/01/29         432,384
   1,835   Springfield, MO Pub Bldg Corp
              Leasehold Rev Springfield
              Branson Arpt, Ser B (AMBAC
              Insd) (AMT) (a) .................     4.550      07/01/29       1,525,426
   3,025   Springfield, MO Pub Bldg Corp
              Leasehold Rev Springfield
              Branson Arpt, Ser B (AMBAC
              Insd) (AMT) (a) .................     4.600      07/01/36       2,514,668
                                                                          -------------
                                                                             18,795,976
                                                                          -------------
           NEBRASKA 0.5%
   2,620   Omaha Pub Pwr Dist NE Elec
              Rev Sys, Ser A (a) ..............     5.000      02/01/34       2,628,738
                                                                          -------------

           NEVADA 3.2%
$  4,000   Clark Cnty, NV Indl Dev Rev
              Southwest Gas Corp Proj, Ser A
              (AMBAC Insd) (AMT) ..............     5.250%     07/01/34   $   3,272,040
   4,715   Clark Cnty, NV Indl Dev Rev
              Southwest Gas Corp Proj, Ser A
              (BHAC Insd) (AMT) ...............     4.750      09/01/36       4,085,170
      30   Nevada Hsg Div Single Family
              Mtg Mezz, Ser D2 (AMT) ..........     6.300      04/01/21          30,410
   2,645   Nevada Hsg Div Single Family
              Mtg Rev, Ser A (GNMA
              Collateralized) (AMT) ...........     5.875      04/01/38       2,595,591
     930   Reno, NV Cap Impt Rev (FGIC
              Insd) ...........................     5.125      06/01/26         896,753
   1,570   Reno, NV Cap Impt Rev (FGIC
              Insd) (Prerefunded @ 6/01/12) ...     5.125      06/01/26       1,691,188
   3,100   Reno, NV Hosp Rev Renown Regl
              Med Ctr Proj, Ser A (a) .........     5.250      06/01/37       2,846,188
   1,500   Reno, NV Sr Lien Retrac Reno
              Trans Proj (AMBAC Insd)
              (Prerefunded @ 6/01/12) .........     5.125      06/01/37       1,618,620
                                                                          -------------
                                                                             17,035,960
                                                                          -------------
           NEW HAMPSHIRE 1.2%
   4,800   New Hampshire Higher Ed & Hlth
              Fac Auth Rev Daniel Webster
              College Issue ...................     6.300      07/01/29       4,391,760
   1,525   New Hampshire Hlth & Ed Fac
              Auth Rev Derryfield Sch
              (Prerefunded @ 7/01/10) .........     6.750      07/01/20       1,567,227
     250   New Hampshire Hlth & Ed Fac
              Hlthcare Sys Covenant Hlth ......     5.500      07/01/34         232,725
                                                                          -------------
                                                                              6,191,712
                                                                          -------------

           NEW JERSEY 9.6%
$    375   Burlington Cnty, NJ Brdg Cmnty
              Econ Dev Rev The Evergreens
              Proj ............................     5.625%     01/01/38   $     332,186
   1,000   New Jersey Econ Dev Auth Econ
              Dev Rev Kapkowski Rd Landfill
              Proj Rfdg .......................     5.750      04/01/31         905,010
   1,500   New Jersey Econ Dev Auth Rev
              Cig Tax .........................     5.750      06/15/29       1,409,760
   1,600   New Jersey Econ Dev Auth Rev
              Cig Tax .........................     5.750      06/15/34       1,474,880
  25,000   New Jersey Econ Dev Auth St
              Contract Econ Recovery (MBIA
              Insd) ...........................     5.900      03/15/21      28,465,500
   1,500   New Jersey Econ Dev Auth Wtr
              Fac Rev NJ Amern Wtr Co Inc,
              Ser B (FGIC Insd) (AMT) .........     5.375      05/01/32       1,384,650
   2,600   New Jersey Hlthcare Fac Fin Auth
              Rev Holy Name Hosp ..............     5.000      07/01/36       2,209,402
   1,450   New Jersey Hlthcare Fac Fin Auth
              Rev Saint Peters Univ Hosp
              Oblig ...........................     5.750      07/01/37       1,385,142
   3,500   New Jersey St Tpk Auth Tpk Rev,
              Ser C (FSA Insd) ................     6.500      01/01/16       4,078,585
   1,000   New Jersey St Trans Tr Fd Auth
              Trans Sys, Ser A ................     5.750      06/15/18       1,146,450
  11,000   Tobacco Settlement Fin Corp NJ,
              Ser 1A (a) ......................     5.000      06/01/41       7,893,710
                                                                          -------------
                                                                             50,685,275
                                                                          -------------

           NEW MEXICO 0.3%
$  1,500   Jicarilla, NM Apache Nation Rev
              Adj, Ser A (Acquired
              1/23/2003, Cost
              $1,514,910) (e) .................     5.000%     09/01/18   $   1,541,640
                                                                          -------------
           NEW YORK 13.2%
   3,000   Metropolitan Trans Auth NY Rev
              Rfdg, Ser A (FGIC Insd) .........     5.250      11/15/31       3,011,160
  11,250   Metropolitan Trans Auth NY Rev,
              Ser B (FSA Insd) (a) ............     4.500      11/15/36      11,107,883
   1,600   New York City Hsg Dev Corp
              Multi-Family Hsg Rev, Ser E1
              (AMT) ...........................     5.350      11/01/37       1,465,472
     400   New York City Indl Dev Agy Rev
              Liberty 7 World Trade Ctr Proj,
              Ser A ...........................     6.250      03/01/15         393,280
   2,500   New York City Indl Dev Agy Rev
              Liberty 7 World Trade Ctr Proj,
              Ser B ...........................     6.750      03/01/15       2,542,525
   1,000   New York City Liberty Dev Corp
              Rev National Sports Museum
              Proj, Ser A (Acquired 8/07/06,
              Cost $1,000,000) (e) ............     6.125      02/15/19         893,300
   8,800   New York City Muni Wtr Fin Auth
              Wtr & Swr Sys Rev, Ser D (a) ....     5.000      06/15/38       8,850,182
   2,500   New York City Muni Wtr Fin Auth
              Wtr & Swr Sys Rev, Ser D (a) ....     5.000      06/15/39       2,514,256
      85   New York City, Ser A-1 .............     5.750      08/01/12          85,231
   3,000   New York City, Ser G ...............     5.000      12/01/27       3,037,140
   4,775   New York City, Ser I-1 (a) .........     5.000      02/01/26       4,876,551
   6,800   New York St Dorm Auth Rev City
              Univ Sys Cons, Ser A ............     5.625      07/01/16       7,496,728

           NEW YORK (CONTINUED)
$    350   New York St Dorm Auth Rev Mt
              Sinai NYU Hlth ..................     5.500%     07/01/26   $     344,890
   1,000   New York St Mtg Agy Homeowner
              Mtg Rev 145 (AMT) ...............     5.125      10/01/37         877,970
   2,702   Plainedge, NY Uni Free Sch Dist
              No. 2063 (Acquired 7/25/97 to
              12/01/00, Cost $,2702,000) (e) ..     6.000      06/01/12       2,741,344
   9,900   Port Auth NY & NJ Cons 144th (a) ...     5.000      10/01/35      10,018,742
     600   Seneca Nation Indians Cap Impt
              Auth NY Spl Oblig, Ser A (f) ....     5.000      12/01/23         516,288
   3,000   Triborough Brdg & Tunl Auth Gen
              Purp, Ser A .....................     5.000      01/01/27       3,035,520
   3,900   Triborough Brdg & Tunl Auth NY
              Rev Rfdg, Ser E (MBIA Insd) .....     5.000      11/15/32       3,901,209
   1,000   Westchester Tob Asset Sec Corp
              NY ..............................     5.000      06/01/26         915,900
     500   Yonkers, NY Indl Dev Agy Civic
              Fac Rev Cmnty Dev Ppty
              Yonkers Inc, Ser A
              (Prerefunded @ 2/01/11) .........     6.625      02/01/26         547,950
                                                                          -------------
                                                                             69,173,521
                                                                          -------------
           NORTH CAROLINA 1.9%
   1,000   North Carolina Med Care Commn
              Retirement Fac Rev First Mtg
              Southminster Proj, Ser A ........     5.750      10/01/37         933,820
   8,300   North Carolina Muni Pwr Agy No 1
              Catawba Elec Rev Rfdg (MBIA
              Insd) ...........................     6.000      01/01/12       8,973,545
                                                                          -------------
                                                                              9,907,365
                                                                          -------------
           NORTH DAKOTA 0.6%
   1,500   Grand Forks, ND Sr Hsg Rev
              4000 Vly Square Proj Rfdg .......     5.300      12/01/34       1,204,950

           NORTH DAKOTA (CONTINUED)
$  2,000   Ward Cnty, ND Hlthcare Fac Rev
              Trinity Obligated Group Rfdg ....     5.125%     07/01/29   $   1,827,360
                                                                          -------------
                                                                              3,032,310
                                                                          -------------
           OHIO 7.9%
     300   Adams Cnty Hosp Fac Impt Rev
              Adams Cnty Hosp Proj ............     6.250      09/01/20         266,478
   7,800   Buckeye, OH Tob Settlement Fin
              Auth Asset Bkd Sr Turbo, Ser
              A-2 .............................     5.750      06/01/34       6,457,308
   2,500   Buckeye, OH Tob Settlement Fin
              Auth Asset Bkd Sr Turbo,
              Ser A-2 .........................     5.875      06/01/30       2,162,400
   2,175   Cleveland-Cuyahoga Cnty, OH
              Dev Port Auth Rev Cleveland
              Bond Fd, Ser B (b) ..............     5.375      05/15/18       2,129,499
     400   Cuyahoga Cnty, OH Hlthcare &
              Indpt Living Fac Rev Eliza
              Jennings Sr Care, Ser A .........     5.750      05/15/27         354,996
   1,000   Cuyahoga Cnty, OH Hosp Fac
              Rev Canton Inc Proj .............     7.500      01/01/30       1,059,460
   1,000   Lorain Cnty, OH Hosp Rev
              Catholic Hlthcare, Ser S ........     5.375      10/01/30       1,006,780
   3,225   Lorain Cnty, OH Hosp Rev
              Catholic Rfdg, Ser C-1 (FSA
              Insd) ...........................     5.000      04/01/24       3,294,789
   3,000   Lorain Cnty, OH Hosp Rev Fac
              Catholic, Ser A (FSA Insd) ......     5.000      02/01/24       3,064,920
   3,025   Lorain Cnty, OH Hosp Rev Fac
              Catholic, Ser B (FSA Insd) ......     5.000      02/01/24       3,090,461
   2,270   Montgomery Cnty, OH Hosp Rev
              Kettering Med Ctr Impt & Rfdg
              (MBIA Insd) .....................     6.250      04/01/20       2,600,217

           OHIO (CONTINUED)
$  1,625   Montgomery Cnty, OH Rev
              Catholic Hlth, Ser C-1 (FSA
              Insd) (a) .......................     5.000%     10/01/41   $   1,597,148
   8,000   Ohio St Air Quality Dev Auth Rev
              Dayton Pwr (BHAC Insd)
              (AMT) (a) .......................     4.800      09/01/36       7,785,025
   1,250   Ohio St Bldg Auth St Fac Admin
              Bldg Fd Proj, Ser A (FSA Insd) ..     5.000      04/01/22       1,282,350
   1,000   Ohio St Higher Ed Fac Commn Rev
              Hosp Univ Hosp Hlth Sys Inc,
              Ser A (BHAC Insd) ...............     5.250      01/15/46       1,006,080
   4,590   Ohio St Hsg Fin Agy Residential
              Mtg Rev Bkd Secs Pgm, Ser D
              (GNMA Collateralized)
              (AMT) (a) .......................     5.400      03/01/33       4,328,861
                                                                          -------------
                                                                             41,486,772
                                                                          -------------
           OKLAHOMA 0.7%
   1,470   Chickasaw Nation, OK Hlth Sys (f) ..     6.250      12/01/32       1,497,283
   1,240   Kay Cnty, OK Home Fin Auth Rev
              Single Family Mtg Rfdg, Ser A
              (AMBAC Insd) (g) ................     7.000      11/01/11       1,394,926
     700   Oklahoma Hsg Fin Agy Single
              Family Rev Mtg, Class B
              (GNMA Collateralized) (AMT) .....     7.997      08/01/18         753,298
                                                                          -------------
                                                                              3,645,507
                                                                          -------------
           PENNSYLVANIA 3.2%
   1,750   Allegheny Cnty, PA Hosp Dev
              Auth Rev Hlth Sys West PA,
              Ser A ...........................     5.000      11/15/28       1,396,902
     385   Allegheny Cnty, PA San Auth Swr
              Rev (MBIA Insd) .................     5.500      12/01/30         395,753

           PENNSYLVANIA (CONTINUED)
$    315   Crawford Cnty, PA Hosp Auth Sr
              Living Fac Rev Wesbury Utd
              Methodist Cmnty (b) .............     5.875%     08/15/10   $     315,482
     210   Lehigh Cnty, PA Gen Purp Auth
              Rev First Mtg Bible Fellowship
              Proj Rfdg, Ser A ................     5.300      12/15/08         209,441
     320   Lehigh Cnty, PA Gen Purp Auth
              Rev First Mtg Bible Fellowship
              Proj Rfdg, Ser A (b) ............     5.300      12/15/09         317,021
     240   Lehigh Cnty, PA Gen Purp Auth
              Rev First Mtg Bible Fellowship
              Proj Rfdg, Ser A ................     5.400      12/15/10         236,930
     400   Montgomery Cnty, PA Indl Dev
              Auth Rev Mtg Whitemarsh
              Continuing Care Proj ............     6.125      02/01/28         362,756
     875   Montgomery Cnty, PA Indl Dev
              Auth Rev Mtg Whitemarsh
              Continuing Care Proj ............     6.250      02/01/35         787,693
   1,000   Pennsylvania Econ Dev Fin Auth
              Exempt Fac Rev Reliant Energy,
              Ser B (AMT) .....................     6.750      12/01/36       1,004,890
   1,550   Pennsylvania Hsg Fin Agy, Ser
              94-A (AMT) ......................     5.100      10/01/31       1,385,375
   7,250   Pennsylvania St Pub Sch Bldg
              Auth Lease Rev Sch Dist
              Philadelphia Proj, Ser B (FSA
              Insd) (a) .......................     4.500      06/01/32       6,879,138
   1,000   Philadelphia, PA Auth Indl Dev PA
              Arpt Sys Proj, Ser A (FGIC
              Insd) (AMT) .....................     5.125      07/01/19         954,860
   2,675   Pittsburgh, PA, Ser A (AMBAC
              Insd) ...........................     5.500      09/01/17       2,749,766
                                                                          -------------
                                                                             16,996,007
                                                                          -------------

           SOUTH CAROLINA 4.9%
$  4,305   Chalreston Ed Excellence Fin
              Corp SC Rev Charleston Cnty
              Sch Dist (AGC Insd) (a) .........     5.250%     12/01/28   $   4,378,165
   6,925   Chalreston Ed Excellence Fin
              Corp SC Rev Charleston Cnty
              Sch Dist (AGC Insd) (a) .........     5.250      12/01/29       7,042,692
   1,000   Charleston Ed Excellence Fin
              Corp SC Rev Charleston Cnty
              Sch Dist (a) ....................     5.250      12/01/25       1,014,350
   3,000   Charleston Ed Excellence Fin
              Corp SC Rev Charleston Cnty
              Sch Dist (a) ....................     5.250      12/01/26       3,043,050
     475   Rock Hill, SC Util Sys Rev Comb
              Rfdg, Ser C (FSA Insd) ..........     5.125      01/01/13         494,722
   1,235   Rock Hill, SC Util Sys Rev Comb
              Rfdg, Ser C (FSA Insd) (b) ......     5.250      01/01/15       1,289,291
     900   South Carolina Jobs Econ Dev
              Auth Hlth Fac Rev First Mtg
              Wesley Commons Rfdg .............     5.125      10/01/26         769,266
   1,000   South Carolina Jobs Econ Dev
              Auth Hlth Fac Rev First Mtg
              Wesley Commons Rfdg .............     5.300      10/01/36         796,630
     550   South Carolina Jobs Econ Dev
              Auth Hlthcare Fac Rev First Mtg
              Lutheran Homes Rfdg .............     5.500      05/01/28         473,127
     400   South Carolina Jobs Econ Dev
              Auth Hlthcare Fac Rev First Mtg
              Lutheran Homes Rfdg .............     5.625      05/01/42         328,648
   1,960   South Carolina Jobs Econ Dev
              Auth Hosp Fac Rev Palmetto
              Hlth Alliance Rfdg, Ser A .......     6.250      08/01/31       1,981,736
   2,500   South Carolina Jobs Econ Dev
              Auth Indl Rev Elec & Gas Co
              Proj, Ser A (AMBAC Insd) ........     5.200      11/01/27       2,527,300

           SOUTH CAROLINA (CONTINUED)
$    725   South Carolina Jobs Econ Dev
              Auth Rev Woodlands at Furman
              Proj, Ser A .....................     6.000%     11/15/27   $     663,462
   1,000   Tobacco Settlement Rev Mgmt
              Auth SC Tob Settlement Rev
              Rfdg ............................     5.000      06/01/18         969,720
                                                                          -------------
                                                                             25,772,159
                                                                          -------------
           SOUTH DAKOTA 0.4%
   2,325   South Dakota Hsg Dev Auth
              Homeownership Mtg, Ser E
              (AMT) (a) .......................     4.625      05/01/36       1,873,298
                                                                          -------------
           TENNESSEE 3.9%
     400   Elizabethton, TN Hlth & Ed Fac
              Brd Rev Hosp First Mtg Impt &
              Rfdg, Ser B (Prerefunded @
              7/01/12) ........................     8.000      07/01/33         453,684
     400   Elizabethton, TN Hlth & Ed Fac
              Brd Rev Hosp Impt & Rfdg, Ser
              B (MBIA-IBC Insd) (Prerefunded
              @ 7/01/12) ......................     7.750      07/01/29         450,312
   8,000   Jackson, TN Hosp Rev Rfdg
              Jackson Madison Hosp, Ser B
              (AMBAC Insd) (c)(d) .............     7.000      04/01/41       8,000,000
   4,000   Johnson City, TN Hlth & Ed Fac
              Brd Hosp Rev First Mtg Mtn St
              Hlth Rfdg, Ser A (MBIA-IBC
              Insd) (Prerefunded @ 7/01/12) ...     7.500      07/01/25       4,589,680
   3,000   Johnson City, TN Hlth & Ed Fac
              Brd Hosp Rev First Mtg Mtn St
              Hlth, Ser A .....................     5.500      07/01/36       2,730,090
   2,650   Shelby Cnty, TN Hlth Ed & Hsg
              Fac Brd Rev Methodist, Ser B
              (FSA Insd) (a) ..................     5.250      09/01/27       2,710,196
   1,500   Shelby Cnty, TN Hlth Ed & Hsg
              Fac Brd Rev Trezevant Manor
              Proj, Ser A .....................     5.625      09/01/26       1,391,085

           TENNESSEE (CONTINUED)
$     35   Tennessee Hsg Dev Agy Home
              Ownership Pgm 2006 (AMT) ........     5.150%     01/01/37   $      30,856
     365   Tennessee Hsg Dev Agy Home
              Ownership Pgm 2-A (AMT) .........     5.700      07/01/31         373,932
                                                                          -------------
                                                                             20,729,835
                                                                          -------------
           TEXAS 17.4%
   1,575   Alliance Arpt Auth Inc TX Spl Fac
              Rev FedEx Corp Proj Rfdg
              (AMT) ...........................     4.850      04/01/21       1,369,872
   1,250   Austin, TX Convention
              Enterprises Inc Convention Ctr
              Second Tier Rfdg, Ser B .........     5.750      01/01/24       1,141,887
   1,000   Brazos Cnty, TX Hlth Fac Dev
              Oblig Grp .......................     5.375      01/01/32         959,470
   1,100   Coastal Bend Hlth Fac Dev TX,
              Ser C (AMBAC Insd) (g)(h) .......     8.934      11/15/13       1,377,761
     790   Dallas Cnty, TX Flood Ctl Dist
              Rfdg ............................     6.750      04/01/16         832,739
   1,000   Dallas-Fort Worth, TX Intl Arpt
              Rev Jt Impt & Rfdg, Ser A
              (BHAC Insd) (AMT) ...............     5.500      11/01/31       1,000,200
     700   Dallas-Fort Worth, TX Intl Arpt
              Rev Jt, Ser C (MBIA Insd)
              (AMT) ...........................     5.750      11/01/18         703,430
   1,325   Dallas-Fort Worth, TX Intl Arpt
              Rev Jt, Ser C (MBIA Insd)
              (AMT) ...........................     6.000      11/01/23       1,330,697
   5,250   El Paso Cnty, TX Hosp Dist, Ser
              A (AGL Insd) (a) ................     5.000      08/15/37       5,172,587
   2,450   Fort Bend, TX Indpt Sch Dist
              Rfdg & Sch Bldg (PSF Gtd) (a) ...     5.000      08/15/27       2,496,642
     730   Fort Worth, TX Wtr & Swr Rev
              Impt & Rfdg .....................     5.750      02/15/16         773,406

           TEXAS (CONTINUED)
$    770   Fort Worth, TX Wtr & Swr Rev
              Impt & Rfdg (Prerefunded @
              8/15/10) ........................     5.750%     02/15/16   $     823,007
   6,500   Harris Cnty, TX Hlth Fac Dev
              Corp Hosp Rev ARS Baylor
              College Med, Ser A-1 (AMBAC
              Insd) (c)(d) ....................     4.570      11/15/47       6,500,000
   2,000   Harris Cnty, TX Hlth Fac Dev
              Corp Hosp Rev ARS Baylor
              College Med, Ser A-4 (AMBAC
              Insd) (c)(d) ....................     8.500      11/15/47       2,000,000
   1,000   Houston, TX Arpt Sys Rev Sub
              Lien, Ser A (FSA Insd) (AMT) ....     5.625      07/01/30       1,002,730
     130   Houston, TX Pub Impt & Rfdg
              (FSA Insd) ......................     5.750      03/01/15         137,795
   8,475   Houston, TX Util Sys Rev Comb
              First Lien Rfdg, Ser A (FSA
              Insd) ...........................     5.000      11/15/36       8,410,929
   8,000   Houston, TX Util Sys Rev First
              Lien Rfdg, Ser A (FSA Insd) .....     5.250      05/15/21       8,397,840
   3,320   Judson, TX Indpt Sch Dist Sch
              Bldg (AGL Insd) (a) .............     5.000      02/01/37       3,265,535
   1,100   Lufkin, TX Hlth Fac Dev Corp Hlth
              Sys Rev Mem Hlth Sys East
              TX ..............................     5.500      02/15/32       1,011,648
   1,250   Lufkin, TX Hlth Fac Dev Corp Hlth
              Sys Rev Mem Hlth Sys East
              TX ..............................     5.500      02/15/37       1,128,925
   1,250   Matagorda Cnty, TX Navig Dist No
              1 Rev Coll Centerpoint Energy
              Proj Rfdg .......................     5.600      03/01/27       1,132,187

           TEXAS (CONTINUED)
$  1,000   Mesquite, TX Hlth Fac Dev Corp
              Retirement Fac Christian Care
              Ctr, Ser A (Prerefunded @
              2/15/10) ........................     7.625%     02/15/28   $   1,088,420
   1,800   Metropolitan Hlth Fac Dev Corp
              TX Wilson N Jones Mem Hosp
              Proj ............................     7.250      01/01/31       1,822,914
   1,500   Mission, TX Econ Dev Corp Solid
              Waste Disp Rev Waste Mgmt Inc
              Proj (AMT) ......................     6.000      08/01/20       1,504,800
   1,000   North Central, TX Hlth Fac Dev
              Corp Rev Hosp Baylor Hlthcare
              Sys Proj, Ser A .................     5.125      05/15/29         989,210
   4,000   North Central, TX Hlth Fac Dev
              Hosp Childrens Med Ctr Dallas
              (AMBAC Insd) ....................     5.250      08/15/32       4,005,160
   1,250   North TX Twy Auth Rev Rfdg Sys
              First Tier, Ser A ...............     5.625      01/01/33       1,244,175
   1,000   North TX Twy Auth Rev Rfdg Sys
              First Tier, Ser B ...............     5.625      01/01/28       1,012,710
   1,000   North TX Twy Auth Rev Rfdg Sys
              First Tier, Ser B ...............     6.000      01/01/26       1,046,040
   1,250   North TX Twy Auth Rev Rfdg Sys
              First Tier, Ser B ...............     6.000      01/01/27       1,302,850
   2,850   North TX Twy Auth Rev Toll Second
              Tier Rfdg, Ser F ................     5.750      01/01/33       2,780,517
   3,149   Region One Ed Svc Ctr Sub Tech
              Fac Proj (Acquired 12/30/97,
              Cost $3,284,510) (e) ............     6.590      12/15/17       3,411,226
   1,000   Tarrant Cnty, TX Cultural Ed Fac
              Fin Corp Retirement Fac
              Buckingham Sr Living Cmnty
              Inc .............................     5.625      11/15/27         891,080

           TEXAS (CONTINUED)
$  2,700   Tarrant Cnty, TX Cultural Ed Fac
              Fin Corp Retirement Fac
              Buckingham Sr Living Cmnty
              Inc .............................     5.750%     11/15/37   $   2,321,892
   5,500   Tarrant Cnty, TX Cultural Ed Fac
              Fin Corp Retirement Fac
              Buckner Retirement Svc Inc
              Proj ............................     5.250      11/15/37       4,844,620
     450   Tarrant Cnty, TX Cultural Ed Fac
              Fin Corp Retirement Fac CC
              Young Mem Hom Proj ..............     5.750      02/15/25         405,554
   2,675   Tarrant Cnty, TX Hlth Fac Dev
              Corp Hosp Rev Rfdg Cook
              Childrens Med Ctr, Ser B (FSA
              Insd) (a) .......................     5.000      12/01/30       2,677,988
      80   Texas Muni Pwr Agy Rev (MBIA
              Insd) (g) .......................         *      09/01/15          60,725
     395   Texas St Pub Ppty Fin Corp Rev
              Mental Hlth & Retardation Rfdg
              (FSA Insd) ......................     5.500      09/01/13         395,932
   5,750   Texas St Trans Commn Mobility
              Fd (a) ..........................     5.000      04/01/28       5,869,203
   3,500   Tyler, TX Hlth Fac Dev Corp Hosp
              Rev & Impt East TX Med Ctr
              Rfdg, Ser A .....................     5.375      11/01/37       3,023,755
                                                                          -------------
                                                                             91,668,058
                                                                          -------------
           UTAH 0.1%
     800   Utah St Charter Sch Fin Auth
              Charter Sch Rev Summit
              Academy, Ser A ..................     5.800      06/15/38         742,856
                                                                          -------------

           VERMONT 0.2%
$  1,000   Vermont Econ Dev Auth Mtg Rev
              Wake Robin Corp Proj, Ser A .....     5.375%     05/01/36   $     824,160
                                                                          -------------
           VIRGINIA 2.3%
   1,320   Fairfax Cnty, VA Ctf Partn .........     5.300      04/15/23       1,351,178
     750   Peninsula Town Ctr Cmnty Dev
              Auth VA Spl Oblig ...............     6.350      09/01/28         688,357
   1,340   Richmond, VA (FSA Insd) ............     5.500      01/15/10       1,405,124
   2,590   Tobacco Settlement Fin Corp VA .....     5.500      06/01/26       2,864,644
   4,475   Virginia St Hsg Dev Comwlth Mtg
              Auth, Ser B (AMT) (a) ...........     4.850      01/01/36       3,804,410
   2,000   White Oak Vlg Shops VA Cmnty
              Dev Auth Spl Assmt Rev ..........     5.300      03/01/17       1,908,960
                                                                          -------------
                                                                             12,022,673
                                                                          -------------
           WASHINGTON 2.5%
   5,000   Bellevue, WA Convention Ctr Auth
              Spl Oblig Rev Rfdg (MBIA
              Insd) ...........................         *      02/01/24       2,235,950
   3,000   Energy Northwest WA Elec Rev
              Proj No 3 Rfdg, Ser A (FSA
              Insd) ...........................     5.500      07/01/18       3,189,330
   1,350   Kalispel Tribe Indians Priority Dist
              WA Rev ..........................     6.625      01/01/28       1,275,021
   2,000   Port Seattle, WA Rev, Ser B
              (MBIA Insd) (AMT) ...............     5.625      02/01/24       2,004,680
   1,500   Skagit Cnty, WA Pub Hosp Dist
              No 001 Rev Skagit Vly Hosp ......     5.750      12/01/28       1,442,535
   1,345   Tacoma, WA Elec Sys Rev Rfdg,
              Ser A (FSA Insd) ................     5.750      01/01/15       1,441,127

           WASHINGTON (CONTINUED)
$  1,545   Washington St Hsg Fin Commn
              Nonprofit Rev Custodial
              Rcpts-Wesley Homes, Ser
              2007A-2027 (Acquired 5/07/08,
              Cost $1,545,000) (e) ............     6.000%     01/01/27   $   1,502,992
                                                                          -------------
                                                                             13,091,635
                                                                          -------------
           WEST VIRGINIA 1.0%
   3,500   Harrison Cnty, WV Cmnty Solid
              Waste Disp Rev Allegheny
              Energy Rfdg, Ser D (AMT) ........     5.500      10/15/37       3,230,535
   1,000   West Virginia St Hosp Fin Auth
              Hosp Rev Thomas Hlth Sys ........     6.000      10/01/20         985,080
   1,300   West Virginia St Hosp Fin Auth
              Hosp Rev Thomas Hlth Sys ........     6.250      10/01/23       1,286,077
                                                                          -------------
                                                                              5,501,692
                                                                          -------------
           WISCONSIN 3.7%
   5,230   Wisconsin Hsg & Econ Dev Auth
              Home Ownership Rev, Ser A
              (AMT) (a) .......................     4.750      09/01/33       4,332,860
   2,545   Wisconsin Hsg & Econ Dev Auth
              Home Ownership Rev, Ser A
              (AMT) (a) .......................     5.300      09/01/23       2,465,988
   3,200   Wisconsin Hsg & Econ Dev Auth
              Home Ownership Rev, Ser A
              (AMT) (a) .......................     5.500      09/01/28       3,100,654
   5,000   Wisconsin St Hlth & Ed Fac Auth
              Mercy Hlth Sys Corp (AMBAC
              Insd) ...........................     5.500      08/15/25       5,017,850
     400   Wisconsin St Hlth & Ed Fac Auth
              Rev Beaver Dam Cmnty Hosp
              Inc, Ser A ......................     6.000      08/15/19         402,096
   3,975   Wisconsin St Hlth & Ed Fac Auth
              Rev Ministry Hlth (FSA Insd)
              (a) .............................     5.000      08/01/34       3,845,750

           WISCONSIN (CONTINUED)
$    200   Wisconsin St Hlth & Ed Fac Auth
              Rev Newcastle Place Inc, Ser
              A ...............................     6.000%     12/01/27   $     182,008
                                                                          -------------
                                                                             19,347,206
                                                                          -------------
           WYOMING 0.2%
   1,000   Sweetwater Cnty, WY Solid
              Waste Disp Rev FMC Corp Proj
              Rfdg (AMT) ......................     5.600      12/01/35         889,140
                                                                          -------------
           GUAM 1.1%
   6,000   Guam Pwr Auth Rev, Ser A
              (AMBAC Insd) ....................     5.250      10/01/34       5,898,960
                                                                          -------------
           PUERTO RICO 0.0%
      65   Puerto Rico Pub Bldg Auth Rev
              Govt Fac, Ser I (Comwth Gtd)
              (Prerefunded @ 7/01/14) .........     5.250      07/01/33          70,469
                                                                          -------------
TOTAL INVESTMENTS 185.8%
   (Cost $1,013,224,021) ..............................................     976,943,869
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
   HELD (39.7%)
   (Cost ($208,495,000))
$(208,495) Notes with interest rates ranging from 2.23% to 2.76% at
   July 31, 2008 and contractual maturities of collateral ranging
   from 2023 to 2047. (i)                                                  (208,495,000)
                                                                          -------------
TOTAL NET INVESTMENTS 146.1%
   (Cost $804,729,021) ................................................     768,448,869
OTHER ASSETS IN EXCESS OF LIABILITIES 3.4% ............................      17,628,248
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (49.5%) ............    (260,251,656)
                                                                          -------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0% .........................   $ 525,825,461
                                                                          -------------

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED) continued

Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a)  Underlying security related to Inverse Floaters entered into by the Trust.

(b)  The Trust owns 100% of the outstanding bond issuance.

(c) Security includes a feature allowing the Trust an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(d)  Variable Rate Coupon

(e) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.8% of net assets applicable to common shares.

(f) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(g)  Escrowed to Maturity

(h)  Inverse Floating Rate

(i) Floating rate notes. The interest rates shown reflect the rates in effect at July 31, 2008.

ACA - American Capital Access
AGC - AGC Insured Custody Certificates
AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
BHAC - Bershire Hathaway Assurance Corp.
Comwth - Commonwealth of Puerto Rico
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
MBIA-IBC - MBIA Insured Bond Certificates
PSF - Public School Fund
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Municipal Trust


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: September 18, 2008